Post balance sheet events	6 Months Ended
Jun. 30, 2021
Post balance sheet events
Post balance sheet events

15. Post balance sheet events

NatWest Group has announced plans to commence an ordinary share buy-back programme of up to £750 million in the second half of the year.

Other than as disclosed in this document, there have been no significant events between 30 June 2021 and the date of approval of this announcement which would require a change to, or additional disclosure, in the announcement.